Submission	Mar. 14, 2025
Submission [Line Items]
Central Index Key	0001083301
Registrant Name	TERAWULF INC.
Registration File Number	333-284318
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES